PIMCO Funds

Supplement Dated August 19, 2016 to the

Asset Allocation Funds Prospectus, Bond Funds Prospectus, International Bond Funds Prospectus and Real Return Strategy Funds Prospectus, each dated July 29, 2016, each as supplemented from time to time (the “Prospectuses”); and to the Statement of Additional Information dated July 29, 2016, as supplemented from time to time (the “SAI”)

Disclosure Related to the PIMCO All Asset Fund, PIMCO CommoditiesPLUS® Strategy Fund, PIMCO Emerging Local Bond Fund, PIMCO Global Multi-Asset Fund, PIMCO Long-Term U.S. Government Fund, PIMCO RealPathTM Income Fund, PIMCO RealPathTM 2020 Fund, PIMCO RealPathTM 2025 Fund, PIMCO RealPathTM 2030 Fund, PIMCO RealPathTM 2035 Fund, PIMCO RealPathTM 2040 Fund, PIMCO RealPathTM 2045 Fund, PIMCO RealPathTM 2050 Fund and PIMCO RealPathTM 2055 Fund (the “Funds”)

Effective October 1, 2016, the supervisory and administrative fee for Class A, Class C and Class R shares of the PIMCO All Asset Fund is decreased by 0.05% to 0.25% causing the Fund’s Total Annual Fund Operating Expenses for Class A, Class C and Class R shares to decrease as described below. This supervisory and administrative fee reduction results in the Fund’s Management Fees decreasing to 0.425% for Class A, Class C and Class R shares and the Fund’s Total Annual Fund Operating Expenses after applicable Fee Waiver and/or Expense Reimbursement decreasing to 1.365% for Class A shares, 2.115% for Class C shares and 1.615% for Class R shares.

Effective October 1, 2016, the supervisory and administrative fee for Class A, Class C and Class D shares of the PIMCO CommoditiesPLUS® Strategy Fund is decreased by 0.05% to 0.45% causing the Fund’s Total Annual Fund Operating Expenses for Class A, Class C and Class D shares to decrease as described below. This supervisory and administrative fee reduction results in the Fund’s Management Fees decreasing to 0.94% for Class A, Class C and Class D shares and the Fund’s Total Annual Fund Operating Expenses after applicable Fee Waiver and/or Expense Reimbursement decreasing to 1.22% for Class A shares, 1.97% for Class C shares and 1.22% for Class D shares.

Effective October 1, 2016, the supervisory and administrative fee for Class A, Class C and Class D shares of the PIMCO Emerging Local Bond Fund is decreased by 0.05% to 0.60% causing the Fund’s Total Annual Fund Operating Expenses for Class A, Class C and Class D shares to decrease as described below. This supervisory and administrative fee reduction results in the Fund’s Management Fees decreasing to 1.05% for Class A, Class C and Class D shares and the Fund’s Total Annual Fund Operating Expenses decreasing to 1.30% for Class A shares, 2.05% for Class C shares and 1.30% for Class D shares.

Effective October 1, 2016, the supervisory and administrative fee for Class A, Class C, Class D and Class R shares of the PIMCO Global Multi-Asset Fund is decreased by 0.15% to 0.25% causing the Fund’s Total Annual Fund Operating Expenses for Class A, Class C, Class D and Class R shares to decrease as described below. This supervisory and administrative fee reduction results in the Fund’s Management Fees decreasing to 1.15% for Class A, Class C, Class D and Class R shares and the Fund’s Total Annual Fund Operating Expenses after applicable Fee Waiver and/or Expense Reimbursement decreasing to 1.49% for Class A shares, 2.24% for Class C shares, 1.49% for Class D shares and 1.74% for Class R shares.

Effective October 1, 2016, the supervisory and administrative fee for Class D shares of the PIMCO Long-Term U.S. Government Fund is decreased by 0.05% to 0.35% causing the Fund’s Total Annual Fund Operating Expenses for Class D shares to decrease as described below. This supervisory and administrative fee reduction results in the Fund’s Management Fees decreasing to 0.575% for Class D shares and the Fund’s Total Annual Fund Operating Expenses decreasing to 0.885% for Class D shares.

Effective October 1, 2016, the supervisory and administrative fee for Class A shares of each of the PIMCO RealPathTM Income Fund, PIMCO RealPathTM 2020 Fund, PIMCO RealPathTM 2025 Fund, PIMCO RealPathTM 2030 Fund, PIMCO RealPathTM 2035 Fund, PIMCO RealPathTM 2040 Fund, PIMCO RealPathTM 2045 Fund, PIMCO RealPathTM 2050 Fund and PIMCO RealPathTM 2055 Fund is decreased by 0.05% to 0.25% causing the Funds’ Total Annual Fund Operating Expenses for Class A shares to decrease as described below.

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This supervisory and administrative fee reduction results in the PIMCO RealPathTM Income Fund’s Management Fees decreasing to 0.75% for Class A shares and the Fund’s Total Annual Fund Operating Expenses after applicable Fee Waiver and/or Expense Reimbursement decreasing to 1.06% for Class A shares.

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This supervisory and administrative fee reduction results in the PIMCO RealPathTM 2020 Fund’s Management Fees decreasing to 0.78% for Class A shares and the Fund’s Total Annual Fund Operating Expenses after applicable Fee Waiver and/or Expense Reimbursement decreasing to 1.09% for Class A shares.

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This supervisory and administrative fee reduction results in the PIMCO RealPathTM 2025 Fund’s Management Fees decreasing to 0.80% for Class A shares and the Fund’s Total Annual Fund Operating Expenses after applicable Fee Waiver and/or Expense Reimbursement decreasing to 1.12% for Class A shares.

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This supervisory and administrative fee reduction results in the PIMCO RealPathTM 2030 Fund’s Management Fees decreasing to 0.83% for Class A shares and the Fund’s Total Annual Fund Operating Expenses after applicable Fee Waiver and/or Expense Reimbursement decreasing to 1.15% for Class A shares.

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This supervisory and administrative fee reduction results in the PIMCO RealPathTM 2035 Fund’s Management Fees decreasing to 0.85% for Class A shares and the Fund’s Total Annual Fund Operating Expenses after applicable Fee Waiver and/or Expense Reimbursement decreasing to 1.18% for Class A shares.

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This supervisory and administrative fee reduction results in the PIMCO RealPathTM 2040 Fund’s Management Fees decreasing to 0.85% for Class A shares and the Fund’s Total Annual Fund Operating Expenses after applicable Fee Waiver and/or Expense Reimbursement decreasing to 1.17% for Class A shares.

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This supervisory and administrative fee reduction results in the PIMCO RealPathTM 2045 Fund’s Management Fees decreasing to 0.87% for Class A shares and the Fund’s Total Annual Fund Operating Expenses after applicable Fee Waiver and/or Expense Reimbursement decreasing to 1.19% for Class A shares.

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This supervisory and administrative fee reduction results in the PIMCO RealPathTM 2050 Fund’s Management Fees decreasing to 0.87% for Class A shares and the Fund’s Total Annual Fund Operating Expenses after applicable Fee Waiver and/or Expense Reimbursement decreasing to 1.19% for Class A shares.

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This supervisory and administrative fee reduction results in the PIMCO RealPathTM 2055 Fund’s Management Fees decreasing to 0.87% for Class A shares and the Fund’s Total Annual Fund Operating Expenses after applicable Fee Waiver and/or Expense Reimbursement decreasing to 1.20% for Class A shares.

Effective October 1, 2016, corresponding changes are made to each Fund’s Annual Fund Operating Expenses table and related footnotes, as well as the Expense Examples following the tables. Also, effective immediately, footnotes describing the fee reduction are added to: (i) each Fund’s Management Fees table in the “Management of the Funds – Management Fees” section of the Prospectuses; and (ii) each Fund’s supervisory and administrative fees table in the “Management of the Funds – Management Fees” section of the Prospectuses.

Effective October 1, 2016, corresponding changes are made to the SAI.

Investors Should Retain This Supplement for Future Reference

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PIMCO Funds

Supplement dated August 19, 2016 to the

Credit Bond Funds Prospectus and Tax-Efficient Strategy Funds Prospectus, each dated July 29, 2016, each as supplemented from time to time (the “Prospectuses”); and to the Statement of Additional Information dated July 29, 2016, as supplemented from time to time (the “SAI”)

Disclosure Related to Administrative Class Shares of the

PIMCO Floating Income Fund, PIMCO Municipal Bond Fund and

PIMCO Short Duration Municipal Income Fund

The Board of Trustees of PIMCO Funds (the “Trust”) has approved a Plan of Liquidation for Administrative Class shares of the PIMCO Floating Income Fund, PIMCO Municipal Bond Fund and PIMCO Short Duration Municipal Income Fund (each, a “Fund” and together, the “Funds”) pursuant to which Administrative Class shares of each Fund will be liquidated (the “Liquidations”) on or about October 28, 2016 (“Liquidation Date”). This date may be changed without notice at the discretion of the Trust’s officers.

Suspension of Sales. Effective October 3, 2016, the Funds will no longer sell Administrative Class shares to new investors or existing shareholders (except through reinvested dividends), including through exchanges into Administrative Class shares of a Fund from other funds of the Trust or funds of PIMCO Equity Series.

Mechanics. In connection with the Liquidations, any Administrative Class share of a Fund outstanding on the Liquidation Date will be automatically redeemed as of the close of business on the Liquidation Date. The proceeds of any such redemption will be equal to the net asset value of such shares after such Fund has paid or provided for all of its charges, taxes, expenses and liabilities attributable to its Administrative Class shares. The distribution to shareholders of these liquidation proceeds will occur as soon as practicable, and will be made to all Administrative Class shareholders of record of such Fund at the time of the Liquidation. PIMCO will bear all operational expenses in connection with the Liquidations pursuant to the Second Amended and Restated Supervision and Administration Agreement between the Trust and PIMCO.

Other Alternatives. At any time prior to the Liquidation Date, Administrative Class shareholders of each Fund may redeem their Administrative Class shares of the Fund and receive the net asset value thereof, pursuant to the procedures set forth under “Purchases, Redemptions and Exchanges – Redeeming Shares” in the Prospectus. Shareholders may also exchange their Administrative Class Fund shares for Administrative Class shares of any other fund of the Trust or any fund of PIMCO Equity Series that offers that class, as described in and subject to any restrictions set forth under “Purchases, Redemptions and Exchanges – Exchanging Shares” in the Prospectus.

U.S. Federal Income Tax Matters. For taxable Administrative Class shareholders, the automatic redemption of Administrative Class shares of the Fund on the Liquidation Date will generally be treated as any other redemption of shares, i.e., as a sale that may result in a gain or loss for federal income tax purposes. Instead of waiting until the Liquidation Date, an Administrative Class shareholder may voluntarily redeem his or her Administrative Class shares prior to the Liquidation Date to the extent that the shareholder wishes to realize any such gains or losses prior thereto. See “Tax Consequences” in the Prospectus. Shareholders should consult their tax advisers regarding the tax treatment of the Liquidations.

If you have any questions regarding the Liquidations, please contact the Trust at 1-888-877-4626.

Investors Should Retain This Supplement For Future Reference

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PIMCO Funds

Supplement dated August 19, 2016 to the

Asset Allocation Funds Prospectus dated July 29, 2016, as supplemented from time to time (the “Prospectus”), and to the Statement of Additional Information dated July 29, 2016,

as supplemented from time to time (the “SAI”)

Disclosure Related to Class C and Class D Shares of the PIMCO RealPathTM Funds

The Board of Trustees of PIMCO Funds (the “Trust”) has approved a Plan of Liquidation for Class C and Class D shares (each, a “Liquidating Share Class” and together, the “Liquidating Share Classes”) of the PIMCO RealPathTM Income Fund, PIMCO RealPathTM 2020 Fund, PIMCO RealPathTM 2025 Fund, PIMCO RealPathTM 2030 Fund, PIMCO RealPathTM 2035 Fund, PIMCO RealPathTM 2040 Fund, PIMCO RealPathTM 2045 Fund, PIMCO RealPathTM 2050 Fund and PIMCO RealPathTM 2055 Fund (each, a “Fund” and together, the “PIMCO RealPathTM Funds”) pursuant to which the Liquidating Share Classes of each Fund will be liquidated (the “Liquidations”) on or about October 28, 2016 (“Liquidation Date”). This date may be changed without notice at the discretion of the Trust’s officers.

Suspension of Sales. Effective October 3, 2016, the PIMCO RealPathTM Funds will no longer sell shares of the Liquidating Share Classes to new investors or existing shareholders (except through reinvested dividends), including through exchanges into shares of a Liquidating Share Class of a Fund from other funds of the Trust or funds of PIMCO Equity Series.

Mechanics. In connection with the Liquidations, any share of a Liquidating Share Class of a Fund outstanding on the Liquidation Date will be automatically redeemed as of the close of business on the Liquidation Date. The proceeds of any such redemption will be equal to the net asset value of such shares after such Fund has paid or provided for all of its charges, taxes, expenses and liabilities attributable to such Liquidating Share Class. The distribution to shareholders of these liquidation proceeds will occur as soon as practicable, and will be made to all shareholders of record of the relevant Liquidating Share Class of such Fund at the time of the Liquidation. PIMCO will bear all operational expenses in connection with the Liquidations pursuant to the Second Amended and Restated Supervision and Administration Agreement between the Trust and PIMCO.

Other Alternatives. At any time prior to the Liquidation Date, shareholders of Liquidating Share Classes of each Fund may redeem their shares of any Liquidating Share Class of the Fund and receive the net asset value thereof, pursuant to the procedures set forth under “Purchases, Redemptions and Exchanges – Redeeming Shares” in the Prospectus. Shareholders may also exchange their shares of a Liquidating Share Class for shares of the same share class of any other fund of the Trust or any fund of PIMCO Equity Series that offers that class, as described in and subject to any restrictions set forth under “Purchases, Redemptions and Exchanges – Exchanging Shares” in the Prospectus.

U.S. Federal Income Tax Matters. For taxable shareholders of the Liquidating Share Classes, the automatic redemption of shares of a Liquidating Share Class of the Fund on the Liquidation Date will generally be treated as any other redemption of shares, i.e., as a sale that may result in a gain or loss for federal income tax purposes. Instead of waiting until the Liquidation Date, a shareholder of a Liquidating Share Class may voluntarily redeem his or her shares of any Liquidating Share Class prior to the Liquidation Date to the extent that the shareholder wishes to realize any such gains or losses prior thereto. See “Tax Consequences” in the Prospectus. Shareholders should consult their tax advisers regarding the tax treatment of the Liquidations.

If you have any questions regarding the Liquidations, please contact the Trust at 1-888-877-4626.

Investors Should Retain This Supplement For Future Reference

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PIMCO Funds

Supplement dated August 19, 2016 to the

Short Duration Strategy Funds Prospectus dated July 29, 2016, as supplemented from time to time (the “Prospectus”), and to the Statement of Additional Information dated July 29, 2016,

as supplemented from time to time (the “SAI”)

Disclosure Related to Class P Shares of the PIMCO Low Duration Fund II

The Board of Trustees of PIMCO Funds (the “Trust”) has approved a Plan of Liquidation for Class P shares of the PIMCO Low Duration Fund II (the “Fund”) pursuant to which Class P shares of the Fund will be liquidated (the “Liquidation”) on or about October 28, 2016 (“Liquidation Date”). This date may be changed without notice at the discretion of the Trust’s officers.

Suspension of Sales. Effective October 3, 2016, the Fund will no longer sell Class P shares to new investors or existing shareholders (except through reinvested dividends), including through exchanges into Class P shares of the Fund from other funds of the Trust or funds of PIMCO Equity Series.

Mechanics. In connection with the Liquidation, any Class P share of the Fund outstanding on the Liquidation Date will be automatically redeemed as of the close of business on the Liquidation Date. The proceeds of any such redemption will be equal to the net asset value of such shares after the Fund has paid or provided for all of its charges, taxes, expenses and liabilities attributable to its Class P shares. The distribution to shareholders of these liquidation proceeds will occur as soon as practicable, and will be made to all Class P shareholders of record of the Fund at the time of the Liquidation. PIMCO will bear all operational expenses in connection with the Liquidation pursuant to the Second Amended and Restated Supervision and Administration Agreement between the Trust and PIMCO.

Other Alternatives. At any time prior to the Liquidation Date, Class P shareholders of the Fund may redeem their Class P shares of the Fund and receive the net asset value thereof, pursuant to the procedures set forth under “Purchases, Redemptions and Exchanges – Redeeming Shares” in the Prospectus. Shareholders may also exchange their Class P Fund shares for Class P shares of any other fund of the Trust or any fund of PIMCO Equity Series that offers that class, as described in and subject to any restrictions set forth under “Purchases, Redemptions and Exchanges – Exchanging Shares” in the Prospectus.

U.S. Federal Income Tax Matters. For taxable Class P shareholders, the automatic redemption of Class P shares of the Fund on the Liquidation Date will generally be treated as any other redemption of shares, i.e., as a sale that may result in a gain or loss for federal income tax purposes. Instead of waiting until the Liquidation Date, a Class P shareholder may voluntarily redeem his or her Class P shares prior to the Liquidation Date to the extent that the shareholder wishes to realize any such gains or losses prior thereto. See “Tax Consequences” in the Prospectus. Shareholders should consult their tax advisers regarding the tax treatment of the Liquidation.

If you have any questions regarding the Liquidation, please contact the Trust at 1-888-877-4626.

Investors Should Retain This Supplement For Future Reference

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PIMCO Funds

Supplement dated August 19, 2016 to the

Short Duration Strategy Funds Prospectus dated July 29, 2016, as supplemented from time to time (the “Prospectus”), and to the Statement of Additional Information dated July 29, 2016,

as supplemented from time to time (the “SAI”)

Disclosure Related to the PIMCO Treasury Money Market Fund

The Board of Trustees of PIMCO Funds (the “Trust”) has approved the termination (the “Termination”) of the PIMCO Treasury Money Market Fund (the “Fund”). The Termination is expected to occur on or about September 29, 2016. This date may be changed without notice at the discretion of the Trust’s officers.

If you have any questions regarding the Termination, please contact the Trust at 1-888-877-4626.

Investors Should Retain This Supplement For Future Reference

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